Organization and Basis of Presentation - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 246,863		¥ 137,840	¥ 321,662	$ 38,738
Restricted cash	160		2,333		25
Accounts receivable, net	56,189		163,146		8,817
Cost and estimated earnings in excess of billings			717
Inventories	78,075		47,094		12,252
Prepayments and other current assets	29,395		21,421		4,614
Amount due from a related party	1,360		2,639		213
Non-current assets:
Property and equipment, net	33,821		20,869		5,307
Intangible assets, net	745		1,062		117
Other non-current assets	2,367		20,304		371
Total assets	535,434		484,549		84,021
Current liabilities:
Short-term bank loan	10,000		15,000		1,569
Accounts payable	45,560		53,147		7,149
Current portion of long-term bank loans	3,000				470
Contract liabilities	14,831		7,492		2,327
Accrued expenses and current liabilities	61,851		81,578		9,706
Non-current liabilities:
Long-term bank loans	17,000				2,668
Unrecognized tax benefit	5,480		5,480		860
Total liabilities	201,388		206,849		31,601
Net revenues	56,807	$ 8,914	180,093	121,814
Net profit (loss)	(313,896)	(49,258)	(92,041)	(47,994)
Net cash used in operating activities	(121,629)	(19,086)	(151,696)	(55,518)
Net cash used in investing activities	(33,401)	(5,241)	(66,209)	(10,988)
Net cash provided by financing activities	266,947	41,888	42,680	325,302
Net (decrease) increase in cash, cash equivalents and restricted cash	106,850	16,767	(181,489)	260,143
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	8,014		7,368		1,258
Restricted cash			6
Accounts receivable, net	10,959		37,581		1,720
Cost and estimated earnings in excess of billings			717
Inventories	839		837		132
Prepayments and other current assets	4,302		5,550		675
Amounts due from the Company's subsidiaries	25,774		11,319		4,045
Amount due from a related party			2,639
Non-current assets:
Property and equipment, net	2,032		2,652		319
Intangible assets, net	77		120		12
Other non-current assets	97		155		15
Total assets	52,094		68,944		8,176
Current liabilities:
Short-term bank loan			5,000
Accounts payable	3,025		6,252		475
Current portion of long-term bank loans	1,000				157
Contract liabilities	1,677		1,614		263
Accrued expenses and current liabilities	18,053		15,395		2,833
Amounts due to the Company and its subsidiaries	45,991		58,801		7,217
Non-current liabilities:
Long-term bank loans	9,000				1,412
Unrecognized tax benefit	588		588		92
Total liabilities	79,334		87,650		$ 12,449
Net revenues	28,399	4,456	68,372	62,288
Net profit (loss)	(8,534)	(1,339)	25,755	2,211
Net cash used in operating activities	(3,482)	(546)	(5,118)	(6,822)
Net cash used in investing activities	(878)	(138)	(107)	(719)
Net cash provided by financing activities	5,000	784
Net (decrease) increase in cash, cash equivalents and restricted cash	640	100	(5,225)	(7,541)
Variable Interest Entity And Major Subsidaries [Member] | Third-party revenue [Member]
Non-current liabilities:
Net revenues	230	36	35,280	30,482
Variable Interest Entity And Major Subsidaries [Member] | Inter-company revenue [Member]
Non-current liabilities:
Net revenues	¥ 28,169	$ 4,420	¥ 33,092	¥ 31,806